PRINCIPAL ACCOUNTING POLICIES (Details 15)	1 Months Ended	9 Months Ended			12 Months Ended
	Oct. 31, 2013 USD ($) shares	Sep. 30, 2015 USD ($) item shares	Sep. 30, 2015 CNY (¥) shares	Sep. 30, 2014 CNY (¥)	Dec. 31, 2014 USD ($) item shares	Sep. 30, 2015 CNY (¥) item shares	Dec. 31, 2014 CNY (¥) shares	Apr. 03, 2014 USD ($)	Jun. 13, 2012 USD ($)	Sep. 29, 2011 USD ($)	Sep. 30, 2008 USD ($)	Jul. 30, 2008 USD ($)
Treasury stock disclosures
Approved repurchase plan | $								$ 600,000,000	$ 300,000,000	$ 100,000,000	$ 15,000,000	$ 15,000,000
Cost of repurchased shares | ¥			¥ 834,688,738	¥ 446,155,147
Conversion of convertible senior notes		$ 4,195,944	¥ 26,667,740	¥ 110,815,452
Treasury stock, shares | shares		3,742,219				3,742,219	(3,323,262)
Treasury stock at cost		$ 380,180,296				¥ 2,416,273,887	¥ 1,605,630,913
Segment reporting disclosures
Number of reportable segments | item					1
2012 Convertible Senior Notes
Treasury stock disclosures
Stock issued to bond holders | shares	588,219	55,590	55,590		846,131
ADS
Treasury stock disclosures
Number of share repurchase plans | item		3				3
Number of shares repurchased | shares		3,742,219	3,742,219
Cost of repurchased shares | $		$ 380,000,000
ADS | 2012 Convertible Senior Notes
Treasury stock disclosures
Conversion of convertible senior notes | $	$ 45,500,000	$ 4,300,000			$ 65,500,000